Schedule of Gain from Sale of Discontinue Operation (Details) - Creek Road Miners Inc [Member] - USD ($)		12 Months Ended
	Sep. 15, 2021	Dec. 31, 2022	Dec. 31, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current assets
Total
Gain from sale			$ 1,853,169
Jevo Assets [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash paid on the closing date	$ 1,500,000
Current assets	36,060
Inventory	193,300
Fixed assets, net	16,700
Intangible assets, net	123,200
Total	369,260
Gain from sale	$ 1,130,740